Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Income Tax Contingency [Line Items]
Cumulative profitability position			3 years
Net changes in deferred tax assets and liabilities			$ (6,000)	$ (11,133,000)	$ 3,467,000
Valuation allowance retained against deferred tax asset	300,000		293,000	57,484,000	68,318,000	65,087,000
Federal net operating loss carryovers			28,300,000
State net operating loss carryovers			31,600,000
Expiration of federal and state net operating loss carryovers			The federal and state net operating loss carryovers will expire between 2014 and 2031.
Ownership equity method percentage			50.00%
Unrecognized tax benefits	1,800,000		1,800,000	2,500,000
Exposures related to unrecognized tax benefits	300,000		300,000
Period of unrecognized tax benefits change	12 months		12 months
Accrued penalties and interest expenses	500,000		500,000	1,300,000
Impact of change on increment of tax liability			4 years
Decrease in unrecognized tax benefits				6,496,000
Effective income tax rate	51.06%	(1.51%)	82.90%	5.20%	(10.80%)
U.S. [Member]
Income Tax Contingency [Line Items]
Net changes in deferred tax assets and liabilities			$ 57,200,000